Note 8 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule Of Long-Term Investments [Table Text Block]
	December 31
	2017	2016
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$1,232	$2,365
Philip Ventures Enterprise Fund (“PVEF”)	36	44
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	$3,112	$4,253

Unrealized Gain (Loss) on Investments [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Balance at beginning of period	$-	$-	$-
Other comprehensive income before reclassification adjustment	-	523	-
Reclassification adjustment	-	(523)	-

Balance at end of period	$-	$-	$-